UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 4020 South 147th Street; Omaha, NE 68137

(Address of principal executive offices) (Zip code)

James  Ash

            Gemini Fund Services, LLC., 4020 South 147th Street; Omaha, NE 68137

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

      3/31

Date of reporting period:  6/30/2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Altegris Equity Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2012
Shares			Value
	COMMON STOCK - 77.1%
	APPAREL - 1.2%
34,104	American Apparel, Inc. *		$ 29,248
1,120	Carter's, Inc. *		58,912
4,240	Jones Group, Inc.		40,534
			128,694
	AUTO PARTS & EQUIPMENT - 0.5%
2,285	Titan International, Inc.		56,051

	BANKS - 3.7%
2,140	Capital One Financial Corp.		116,972
10,012	CapitalSource, Inc.		67,281
3,214	Metro Bancorp, Inc. *		38,664
1,878	Morgan Stanley		27,400
6,891	Regions Financial Corp.		46,514
2,799	Wells Fargo & Co.		93,599
			390,430
	BEVERAGES - 0.4%
4,915	Farmer Bros Co. *		39,123

	CHEMICALS - 3.6%
2,236	American Vanguard Corp.		59,455
409	CF Industries Holdings, Inc.		79,240
1,226	Monsanto Co.		101,488
1,057	Mosaic Co.		57,882
2,824	Rentech Nitrogen Partners LP		77,688
			375,753
	COMMERCIAL SERVICES - 3.6%
740	Alliance Data Systems Corp. *		99,900
2,240	Cardtronics, Inc. *		67,670
2,634	PHH Corp. *		46,042
2,380	Valassis Communications, Inc. *		51,765
4,902	Vantiv, Inc. - Cl. A *		114,168
			379,545
	COMPUTERS - 2.8%
389	Apple, Inc. *		227,176
13,700	Brocade Communications Systems, Inc. *		67,541
			294,717
	DISTRIBUTION / WHOLESALE - 0.6%
2,176	Titan Machinery, Inc. *		66,085

	DIVERSIFIED FINANANCIAL SERVICES - 8.1%
3,398	Calamos Asset Management, Inc. - Cl. A		38,907
13,632	CIFC Corp. *		100,468
8,493	Cowen Group, Inc. *		22,591
1,392	Discover Financial Services		48,135
3,180	Financial Engines, Inc. *		68,211
2,700	Gain Capital Holdings, Inc.		13,473
42,429	Gleacher & Co., Inc. *		33,943
6,297	National Financial Partners Corp. *		84,380
2,181	Nationstar Mortgage Holdings, Inc. *		46,935
3,831	Nelnet, Inc. - Cl. A		88,113
1,530	Ocwen Financial Corp. *		28,734
2,084	Oppenheimer Holdings, Inc.		32,761
2,382	Regional Management Corp. *		39,184
8,882	Walter Investment Management Corp.		208,194
			854,029

Altegris Equity Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2012
Shares			Value
	ELECTRIC - 3.2%
2,314	Edison International		$ 106,907
180	Entergy Corp.		12,220
260	ITC Holdings Corp.		17,917
2,083	PG&E Corp		94,297
3,862	PPL Corp.		107,402
			338,743
	ELECTRONICS - 3.2%
754	Agilent Technologies, Inc.		29,587
680	ESCO Technologies, Inc.		24,779
1,986	Honeywell International, Inc.		110,898
6,280	Newport Corp. *		75,486
2,101	Trimble Navigation Ltd. *		96,667
			337,417
	ENGINEERING & CONSTRUCTION - 0.6%
4,070	MasTec, Inc. *		61,213

	ENTERTAINMENT - 1.2%
4,480	National CineMedia, Inc.		67,962
7,110	Scientific Games Corp. *		60,790
			128,752
	FOOD - 1.7%
3,069	Calavo Growers, Inc.		78,505
817	Ingredion, Inc.		40,458
3,410	Tyson Foods, Inc.		64,210
			183,173
	HEALTHCARE - PRODUCTS - 2.4%
3,210	ABIOMED, Inc. *		73,252
11,730	Affymetrix, Inc. *		55,014
1,790	Align Technology, Inc. *		59,894
3,930	Hologic, Inc. *		70,897
			259,057
	HOME BUILDERS - 1.0%
9,447	Brookfield Residential Properties, Inc. *		102,972

	HOME FURNISHINGS - 0.3%
1,407	Tempur-Pedic International, Inc. *		32,910

	INSURANCE - 1.3%
1,360	Berkshire Hathaway, Inc. *		113,329
2,602	Presidential Life Corp.		25,578
			138,907
	INTERNET - 5.9%
130	Amazon.com, Inc. *		29,686
186	Google, Inc. - Cl. A *		107,893
10,476	Liberty Interactive Corp. *		186,368
16,492	Move, Inc. *		150,242
1,895	OpenTable, Inc. *		85,294
2,000	Shutterfly, Inc. *		61,380
			620,863
	INVESTMENT COMPANIES - 0.9%
7,956	KKR Financial Holdings LLC		67,785
2,845	Medallion Financial Corp.		30,214
			97,999
	LEISURE TIME - 0.6%
1,884	Arctic Cat, Inc. *		68,879

	LODGING - 0.2%
1,383	Melco Crown Entertainment Ltd. - ADR *		15,932

Altegris Equity Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2012

	MACHINERY-DIVERSIFIED - 1.2%
1,280	Graco, Inc.		$ 58,983
1,090	Lindsay Corp.		70,741
			129,724
	MEDIA - 2.3%
1,504	CBS Corp.		49,301
1,734	Liberty Media Corp. - Liberty Capital *		152,436
878	Walt Disney Co.		42,583
			244,320
	MINING - 0.2%
575	Freeport-McMoRan Copper & Gold, Inc.		19,590

	MISCELLANEOUS MANUFACTURING - 2.5%
2,989	Crane Co.		108,740
2,037	Danaher Corp.		106,087
2,320	General Electric Co.		48,349
			263,176
	OIL & GAS - 2.4%
340	Concho Resources, Inc. *		28,941
1,957	EQT Corp.		104,954
3,280	HollyFrontier Corp.		116,210
			250,105
	OIL & GAS SERVICES - 0.3%
460	Schlumberger Ltd.		29,859

	PRIVATE EQUITY - 0.3%
2,614	Blackstone Group LP		34,165

	REITS - 1.7%
8,896	CapLease, Inc.		36,918
6,583	Getty Realty Corp.		126,065
4,070	NorthStar Realty Finance Corp.		21,245
			184,227
	RETAIL - 8.7%
1,424	Barnes & Noble, Inc. *		23,439
510	Buffalo Wild Wings, Inc. *		44,186
3,400	Chico's FAS, Inc.		50,456
1,244	Costco Wholesale Corp.		118,180
575	GNC Holdings, Inc. - Cl. A		22,540
920	Guess?, Inc.		27,940
575	Jack in the Box, Inc. *		16,031
3,410	Lithia Motors, Inc.		78,601
15,000	Luby's, Inc. *		100,500
1,174	McDonald's Corp.		103,934
692	Panera Bread Co. *		96,493
6,821	Ruby Tuesday, Inc. *		46,451
921	Tractor Supply Co.		76,498
2,860	World Fuel Services Corp.		108,766
			914,015
	SAVINGS & LOANS - 1.0%
6,365	First Niagara Financial Group, Inc.		48,692
3,640	Oritani Financial Corp.		52,380
			101,072
	SEMICONDUCTORS - 2.2%
591	Avago Technologies Ltd.		21,217
3,249	Broadcom Corp. *		109,816
3,310	International Rectifier Corp. *		66,167
2,070	Rovi Corp. *		40,613
			237,813

Altegris Equity Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2012
Shares			Value
	SOFTWARE - 3.6%
5,021	Aspen Technology, Inc. *		$ 116,236
1,620	Broadridge Financial Solutions, Inc.		34,457
3,453	Glu Mobile, Inc. *		19,164
900	Informatica Corp. *		38,124
5,972	RealPage, Inc. *		138,312
3,563	Take-Two Interactive Software, Inc. *		33,706
			379,999
	STORAGE/WAREHOUSING - 0.5%
3,421	Mobile Mini, Inc. *		49,262

	TELECOMMUNICATIONS - 1.4%
5,060	Arris Group, Inc. *		70,385
967	Juniper Networks, Inc. *		15,772
1,820	Plantronics, Inc.		60,788
			146,945
	TRANSPORTATION - 1.5%
5,340	Air Transport Services Group, Inc. *		27,768
630	Atlas Air Worldwide Holdings, Inc. *		27,411
2,915	CAI International, Inc. *		57,950
880	Landstar System, Inc.		45,514
			158,643
	TRUCKING & LEASING - 0.3%
779	Textainer Group Holdings Ltd.		28,745

	TOTAL COMMON STOCK (Cost - $8,206,861)		8,142,904

	TOTAL INVESTMENTS - 77.1% (Cost - $8,142,904) (a)		$ 8,142,904
	OTHER ASSETS LESS LIABILITIES - 22.9%		2,412,217
	NET ASSETS - 100.0%		$ 10,555,121

	SECURITIES SOLD SHORT - (45.5) %
	AGRICULTURAL - (1.1)%
(1,705)	Adecoagro SA *		$ (15,635)
(749)	Andersons, Inc.		(31,952)
(1,160)	Archer-Daniels-Midland Co.		(34,243)
(512)	Bunge Ltd.		(32,123)
			(113,953)
	APPAREL - (0.4) %
(1,296)	Crocs, Inc. *		(20,930)
(450)	Michael Kors Holdings Ltd. *		(18,828)
			(39,758)
	AUTO MANUFACTURERS - (0.1) %
(306)	PACCAR, Inc.		(11,992)

	AUTO PARTS & EQUIPMENT - (0.2) %
(428)	Johnson Controls, Inc.		(11,860)
(1,340)	Meritor, Inc. *		(6,995)
			(18,855)

Altegris Equity Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2012
Shares			Value
	BANKS - (5.3) %
(4,124)	Bank of America Corp. *		$ (14,558)
(889)	Bank of Hawaii Corp.		(40,850)
(179)	Bank of Montreal		(9,892)
(2,671)	BBCN Bancorp, Inc. *		(29,087)
(1,299)	Cathay General Bancorp		(21,446)
(638)	Columbia Banking System, Inc.		(12,007)
(926)	Commerce Bancshares, Inc.(MO)		(35,095)
(811)	Cullen / Frost Bankers, Inc.		(46,624)
(2,857)	CVB Financial Corp.		(33,284)
(2,927)	FNB Corp (PA)		(31,816)
(563)	M&T Bank Corp.		(46,487)
(973)	Northern Trust Corp.		(44,778)
(1,263)	Pinnacle Financial Partners, Inc. *		(24,641)
(350)	PNC Financial Services Group, Inc.		(21,389)
(883)	PrivateBancorp, Inc.		(13,033)
(328)	Prosperity Bancshares, Inc.		(13,786)
(346)	Royal Bank of Canada		(17,722)
(385)	Signature Bank - New York NY *		(23,473)
(1,208)	Southside Bancshares, Inc.		(27,156)
(2,493)	Valley National Bancorp		(26,426)
(2,834)	Virginia Commerce Bancorp, Inc. *		(23,891)
			(557,441)
	BEVERAGES - (0.4) %
(580)	PepsiCo, Inc.		(40,983)

	BIOTECHNOLOGY - (0.6) %
(1,380)	Acorda Therapeutics, Inc. *		(32,513)
(2,400)	BioCryst Pharmaceuticals, Inc. *		(9,552)
(200)	Regeneron Pharmaceuticals, Inc. *		(22,844)
			(64,909)
	CHEMICALS - (1.0) %
(341)	Agrium, Inc.		(30,168)
(1,047)	EI du Pont de Nemours & Co.		(52,947)
(614)	Potash Corp. of Saskatchewan, Inc.		(26,826)
			(109,941)
	COAL - (0.3) %
(1,150)	Peabody Energy Corp.		(28,198)

	COMMERICAL SERVICES - (3.0) %
(390)	Equifax, Inc.		(18,174)
(1,000)	Healthcare Services Group, Inc.		(19,380)
(2,398)	KAR Auction Services, Inc. *		(41,222)
(1,080)	Medifast, Inc. *		(21,254)
(1,117)	Rent-A-Center, Inc.		(37,688)
(2,677)	Ritchie Bros Auctioneers, Inc.		(56,886)
(4,834)	RR Donnelley & Sons Co.		(56,896)
(880)	VistaPrint NV *		(28,424)
(937)	Zillow, Inc. *		(36,196)
			(316,120)
	COMPUTERS - (1.2) %
(408)	International Business Machines Corp.		(79,797)
(730)	Lexmark International, Inc.		(19,403)
(652)	Seagate Technology PLC		(16,124)
(1,470)	VanceInfo Technologies, Inc. - ADR *		(14,083)
			(129,407)

Altegris Equity Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2012
Shares			Value
	DIVERSIFIED FINANCIAL SERVICES - (4.1) %
(435)	Altisource Portfolio Solutions SA *		$ (31,855)
(227)	Credit Acceptance Corp. *		(19,166)
(1,700)	Eaton Vance Corp.		(45,815)
(1,851)	Financial Engines, Inc. *		(39,704)
(1,563)	FXCM, Inc.		(18,381)
(1,724)	Greenhill & Co., Inc.		(61,461)
(2,964)	KBW, Inc.		(48,758)
(4,519)	NewStar Financial, Inc. *		(58,566)
(1,678)	World Acceptance Corp. *		(110,412)
			(434,118)
	ELECTRIC - (1.5) %
(1,669)	Ameren Corp.		(55,978)
(737)	Consolidated Edison, Inc.		(45,834)
(1,809)	Public Service Enterprise Group, Inc.		(58,793)
			(160,605)
	ELECTRONICS - (0.2) %
(310)	NVE Corp. *		(16,663)

	ENERGY - ALTERNATE SOURCES - (0.3) %
(1,785)	Amyris, Inc. *		(7,907)
(1,842)	Gevo, Inc. *		(9,155)
(812)	Solazyme, Inc. *		(11,287)
			(28,349)
	ENVIRONMENTAL CONTROL - (0.3) %
(1,637)	Darling International, Inc. *		(26,994)

	EQUITY FUND - (1.5) %
(5,015)	Financial Select Sector SPDR Fund		(73,319)
(955)	iShares Russell 2000 Growth Index Fund		(87,354)
			(160,673)
	FOOD - (2.8) %
(1,023)	Campbell Soup Co.		(34,148)
(1,787)	Chefs' Warehouse, Inc. *		(32,255)
(4,305)	Dean Foods Co. *		(73,314)
(921)	Hormel Foods Corp.		(28,017)
(477)	McCormick & Co., Inc.		(28,930)
(4,150)	Pilgrim's Pride Corp. *		(29,673)
(580)	Sanderson Farms, Inc.		(26,576)
(495)	Whole Foods Market, Inc.		(47,183)
			(300,096)
	GAS - (0.1) %
(88)	Sempra Energy		(6,061)

	HEALTHCARE - PRODUCTS - (0.9) %
(1,350)	Abaxis, Inc. *		(49,950)
(1,370)	Insulet Corp. *		(29,277)
(430)	Sirona Dental Systems, Inc. *		(19,354)
			(98,581)
	HOME BUILDERS - (0.5) %
(1,706)	Toll Brothers, Inc. *		(50,719)

	HOME FURNISHINGS - (0.1) %
(230)	Whirlpool Corp.		(14,067)

	HOUSEHOLD PRODUCTS - WARES - (0.9) %
(648)	Jarden Corp.		(27,229)
(765)	Scotts Miracle-Gro Co.		(31,457)
(784)	SodaStream International Ltd. *		(32,120)
			(90,806)

Altegris Equity Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2012
Shares			Value
	INSURANCE - (2.1) %
(1,724)	Assurant, Inc.		$ (60,064)
(2,644)	First American Financial Corp.		(44,842)
(3,537)	Progressive Corp.		(73,676)
(1,640)	Protective Life Corp.		(48,232)
			(226,814)
	INTERNET - (1.0) %
(1,970)	Constant Contact, Inc. *		(35,224)
(540)	Nutrisystem, Inc.		(6,242)
(71)	Priceline.com, Inc.		(47,181)
(1,020)	Web.com Group, Inc. *		(18,686)
			(107,333)
	INVESTMENT COMPANIES - (0.6) %
(3,041)	Arlington Asset Investment Corp.		(66,020)

	LEISURE TIME - (0.1) %
(345)	Harley-Davidson, Inc.		(15,777)

	MACHINARY CONTRUCTION & MINING - (0.2) %
(281)	Caterpillar, Inc.		(23,860)

	MACHINERY DIVERSIFIED - (0.9) %
(614)	AGCO Corp. *		(28,078)
(1,220)	IDEX Corp.		(47,556)
(490)	Tennant Co.		(19,575)
			(95,209)
	METAL FABRICATE HARDWARE - (0.3) %
(239)	Valmont Industries, Inc.		(28,912)

	MINING - (0.4) %
(2,330)	Avalon Rare Metals, Inc. *		(3,402)
(410)	Compass Minerals International, Inc.		(31,275)
(575)	Molycorp, Inc. *		(12,391)
			(47,068)
	MISCELLANEOUS MANUFACTURING - (1.8) %
(352)	3M Co.		(31,539)
(1,972)	Illinois Tool Works, Inc.		(104,299)
(2,046)	Metabolix, Inc. *		(3,785)
(122)	Pall Corp.		(6,687)
(220)	Parker Hannifin Corp.		(16,914)
(445)	Raven Industries, Inc.		(30,967)
			(194,191)
	OIL & GAS - (1.2) %
(1,888)	Approach Resources, Inc. *		(48,219)
(192)	Berry Petroleum Co.		(7,615)
(1,015)	Devon Energy Corp.		(58,860)
(700)	Northern Oil and Gas, Inc. *		(11,158)
			(125,852)
	PHARMACEUTICALS - (0.9) %
(570)	Onyx Pharmaceuticals, Inc. *		(37,876)
(550)	Questcor Pharmaceuticals, Inc. *		(29,282)
(610)	Synageva BioPharma Corp. *		(24,742)
			(91,900)
	PRIVATE EQUITY - (0.3) %
(2,492)	Hercules Technology Growth Capital, Inc.		(28,259)

	REITS - (0.7) %
(4,890)	ARMOUR Residential REIT, Inc.		(34,768)
(67)	AvalonBay Communities, Inc.		(9,479)
(1,010)	Coresite Realty Corp.		(26,078)
(101)	Equity Residential		(6,299)
			(76,624)
Altegris Equity Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2012
Shares			Value
	RETAIL - (4.0) %
(348)	Buffalo Wild Wings, Inc. *		$ (30,151)
(441)	Cash America International, Inc.		(19,422)
(35)	Chipotle Mexican Grill, Inc.		(13,298)
(1,030)	Darden Restaurants, Inc.		(52,149)
(6,480)	Denny's Corp. *		(28,771)
(1,091)	Dunkin' Brands Group, Inc.		(37,465)
(550)	First Cash Financial Services, Inc. *		(22,093)
(380)	Francesca's Holdings Corp. *		(10,264)
(1,364)	Fred's, Inc.		(20,856)
(575)	Lowe's Cos., Inc.		(16,353)
(575)	Macy's, Inc.		(19,751)
(260)	PVH Corp.		(20,225)
(97)	Ross Stores, Inc.		(6,060)
(390)	Signet Jewelers Ltd.		(17,164)
(624)	Ulta Salon Cosmetics & Fragrance, Inc.		(58,269)
(6,480)	Wendy's Co.		(30,586)
(520)	Williams-Sonoma, Inc.		(18,184)
			(421,061)
	SAVING & LOANS - (0.3) %
(2,557)	New York Community Bancorp, Inc.		(32,039)

	SEMICONDUCTORS - (0.2) %
(360)	Hittite Microwave Corp. *		(18,403)

	SOFTWARE - (1.8) %
(817)	Concur Technologies, Inc. *		(55,638)
(940)	Jive Software, Inc. *		(19,731)
(1,715)	Microsoft Corp.		(52,462)
(760)	Omnicell, Inc. *		(11,126)
(1,040)	Open Text Corp. *		(51,896)
			(190,853)
	TELECOMMUNICATIONS - (0.8) %
(7,460)	DragonWave, Inc. *		(27,154)
(1,333)	Verizon Communications, Inc.		(59,239)
			(86,393)
	TEXTILES - (0.2) %
(276)	Mohawk Industries, Inc. *		(19,273)

	TRANSPORTATION - (0.6) %
(1,260)	Tidewater, Inc.		(58,414)

	TRUCKING & LEASING - (0.3) %
(812)	GATX Corp.		(31,262)

	TOTAL SECURITIES SOLD SHORTS (Proceeds -$4,783,467)		$ (4,804,806)

	ADR - American Depository Receipt
	REIT - Real Estate Investment Trust
	* Non-Income producing security.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes (including securities sold short) is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 370,871
		Unrealized depreciation:	(456,167)
		Net unrealized depreciation	$ (85,296)

Altegris Equity Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2012

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on National Association of Securities Dealers' Automated Quotation System ("NASDAQ") at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. If market quotations are not readily available, or deemed unreliable for a security, or if a security's value may have been materially affected by events occurring after the close of a securities market on which the security principally trades, but before a Fund calculates its NAV, securities will be valued at their fair market value as determined in good faith by the adviser in accordance with procedures approved by the Board and evaluated by the Board as to the reliability of the fair value method used.  In these cases, the Fund's NAV will reflect certain portfolio securities' fair value rather than their market price.  Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.  This fair value may also vary from valuations determined by other funds using their own fair valuation procedures.  The fair value prices can differ from market prices when they become available or when a price becomes available.

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2012 for the Fund’s assets and liabilities measured at fair value:

Assets +	Level 1	Level 2	Level 3	Total
Investments
Common Stock	$ 8,142,904	$ -	$ -	$ 1,080,942

Liabilities +
Securities Sold Short	$ (4,804,806)	$ -	$ -	$ 7,291,960
+ Refer to the Portfolio of Investments for industry classification.
The Fund did not hold any Level 3 securities during the year.

There were no significant transfers into or out of Level 1 and 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

08/29/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

08/29/2012

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

08/29/2012